Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity when our executives are in possession of material non-public information (MNPI). Equity awards are generally approved at regularly scheduled meetings of the Compensation Committee and are not intended to take advantage of the timing of any material disclosures.

Award Timing Method
We do not grant equity when our executives are in possession of material non-public information (MNPI). Equity awards are generally approved at regularly scheduled meetings of the Compensation Committee and are not intended to take advantage of the timing of any material disclosures.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not grant equity when our executives are in possession of material non-public information (MNPI). Equity awards are generally approved at regularly scheduled meetings of the Compensation Committee and are not intended to take advantage of the timing of any material disclosures.

MNPI Disclosure Timed for Compensation Value	false